Reconciliation of Financial Statements to Form 5500 (Details) - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Financial Statements to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,228,841,014	$ 1,058,809,107
Excess contributions payable	4,870	1,987
Net assets available for benefits per the Form 5500	1,228,845,884	1,058,811,094
Changes in net assets available for benefits per the Plan’s financial statements
Total additions per the financial statements	260,577,779
2025 excess contributions payable	4,870
Total income per the Form 5500	260,582,649
Total deductions per the financial statements	(90,545,872)
2024 excess contributions payable		$ (1,987)
Total expenses per the Form 5500	$ (90,547,859)